                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                    ON THE FORM 13F FILED ON AUGUST 16, 1999
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                                  THAT REQUEST
                           EXPIRED ON AUGUST 14, 2000

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 1999

Check here if Amendment [x ]; Amendment Number: 4
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 220
             Baltimore, Maryland  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

           /s/ Mark D. Lerner          Baltimore, Maryland         8/14/2000
           ------------------          -------------------         ---------
               [Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:         0
                                           ------------------------

Form 13F Information Table Entry Total:    13
                                           ------------------------

Form 13F Information Table Value Total:    $216,985
                                           ------------------------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                           FORM 13F INFORMATION TABLE


      COLUMN 1         COLUMN 2      COLUMN 3     COLUMN 4            COLUMN 5               COLUMN 6         COLUMN 7
---------------------  --------     ----------    --------     -----------------------      ----------        --------
                       TITLE OF                    VALUE       SHRS OR     SH/    PUT/      INVESTMENT         OTHER
   NAME OF ISSUER       CLASS         CUSIP       (x$1000)     PRN AMT     PRN    CALL      DISCRETION        MANAGERS

Acceptance Insurance    Common      004308102      1,342        89,100     SH                   SOLE
-------------------------------------------------------------------------------------------------------------------------

Aviall, Inc.            Common      05366B102      9,880       525,200     SH                   SOLE
-------------------------------------------------------------------------------------------------------------------------

Aztec Technology        Common      05480L101      1,916       996,946     SH                   SOLE
-------------------------------------------------------------------------------------------------------------------------

Celadon Group           Common      150838100      1,788       210,300     SH                   SOLE
-------------------------------------------------------------------------------------------------------------------------

CMP Group, Inc.         Common      125887109        767        29,300     SH                   SOLE
-------------------------------------------------------------------------------------------------------------------------

Comsat Corp.            Common      20564D107      9,792       301,300     SH                   SOLE
-------------------------------------------------------------------------------------------------------------------------

Foamex International    Common      344123104      3,004       540,100     SH                   SOLE
-------------------------------------------------------------------------------------------------------------------------

Gucci Group NV          Common      401566104     45,066       643,800     SH                   SOLE
-------------------------------------------------------------------------------------------------------------------------

IPC Communications      Common      44980K206     35,988       527,300     SH                   SOLE
-------------------------------------------------------------------------------------------------------------------------

MediaOne                Common      58440J104     70,522       948,200     SH                   SOLE
-------------------------------------------------------------------------------------------------------------------------
Qwest
Communications          Common      749121109      4,133       125,000     SH                   SOLE
-------------------------------------------------------------------------------------------------------------------------

Telecom Italia          Common      87927W106     13,106       124,600     SH                   SOLE
-------------------------------------------------------------------------------------------------------------------------

US West, Inc.           Common      91273H101     19,681       335,000     SH                   SOLE
-------------------------------------------------------------------------------------------------------------------------


      COLUMN 1                            COLUMN 8
---------------------        -------------------------------
                                      VOTING AUTHORITY
   NAME OF ISSUER             SOLE       SHARED        NONE
Acceptance Insurance          SOLE
--------------------------------------------------------------

Aviall, Inc.                  SOLE
--------------------------------------------------------------

Aztec Technology              SOLE
--------------------------------------------------------------

Celadon Group                 SOLE
--------------------------------------------------------------

CMP Group, Inc.               SOLE
--------------------------------------------------------------

Comsat Corp.                  SOLE
--------------------------------------------------------------

Foamex International          SOLE
--------------------------------------------------------------

Gucci Group NV                SOLE
--------------------------------------------------------------

IPC Communications            SOLE
--------------------------------------------------------------

MediaOne                      SOLE
--------------------------------------------------------------
Qwest
Communications                SOLE
--------------------------------------------------------------

Telecom Italia                SOLE
--------------------------------------------------------------

US West, Inc.                 SOLE
--------------------------------------------------------------